NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS AND GOING CONCERN

NOTE A - NATURE OF OPERATIONS AND GOING CONCERN

History

Brand Engagement Network Inc. (formerly Blockchain Exchange Network Inc.) (together with its subsidiaries, “BEN” or “the Company”) was formed in Jackson, Wyoming on April 17, 2018, and was named in honor of the renowned Founding Father and inventor, Benjamin Franklin. In 2019, the Company became a wholly owned subsidiary of Datum Point Labs (“DPL”), and then was spun out of DPL in May 2021. BEN acquired DPL in December 2021.

The recent developments of the business are as follows:

●	In November 2022, the Company determined that the AI industry had a higher likelihood, as compared to blockchain and other forms of data management, of long-term potential due to the rapidly evolving consumer demand for AI solutions.

●	In the fourth quarter of 2022, the Company’s management team, in consultation with its advisors, developed an internal strategy to execute on AI. Significant changes were made to the business, including abandoning a primary strategy involving blockchain, and completing an overhaul of the platform, a shift from business-to-consumer to business-to-business-to-consumer, and the development of a new business model and use cases.

●	In February 2023, DHC Acquisition Corp, a special purpose acquisition company, and the Company entered into a non-disclosure agreement for a potential business combination.

●	As the Company continued to look at acquisitions to further its strategy of consumer data management through AI, the Company identified an opportunity to acquire DM Lab (Note C). In March 2023, the Company provided a non-binding term sheet to DM Lab.

●	In April of 2023, the Company’s management team traveled to Korea to visit DM Lab. Because the Company believed DM Lab to be in distress, the Company believed DM Lab to be an attractive target for an acquisition given its technology, intellectual property and its existing collaboration with Korea University. As the Company performed diligence on DM Lab and the AI market, the Company determined that the acquisition was in the best interest of its shareholders.

●	In April 2023, the Company retained the services of, on a consulting basis, its Chief Executive Officer to provide consulting and professional services relating to the Company’s product development.

●	In April 2023, the Company undertook a convertible note offering with accredited investors with a conversion price of $1.00 per share.

●	In May 2023, the Company entered into an asset purchase agreement to purchase DM Lab.

●	The Company still holds significant intellectual property in the form of a patent portfolio that the Company believes will be a cornerstone of its artificial intelligence solutions for certain industries that it expects to target, including the automotive, healthcare, and financial services industries.

Nature of Operations

The Company is an innovative AI platform provider, designed to interface with emerging technologies, including blockchain, internet of things, and cloud computing, that drives digital transformation across various industries and provides businesses with unparalleled competitive edge. BEN offers a suite of configured and customizable applications, including natural language processing, anomaly detection, encryption, recommendation engines, sentiment analysis, image recognition, personalization, and real-time decision-making. These applications help companies improve customer experiences, optimize cost drivers, mitigate risks, and enhance operational efficiency.

Going Concern

The accompanying financial statements have been prepared as though the Company will continue as a going concern, which contemplates the realization of consolidated assets and satisfaction of liabilities in the normal course of business. As of and for the year ended December 31, 2023, the Company has an accumulated deficit of approximately $13.3 million, a net loss of approximately $11.7 million and net cash used in operating activities of approximately $5.1 million. Management expects to continue to incur operating losses and negative cash flows from operations for at least the next 12 months. The Company has financed its operations to date from proceeds from the sale of common stock, exercises of warrants, and issuance of debt. The Company’s current liquidity position raises substantial doubt about the Company’s ability to continue as a going concern.

The Company believes that its existing cash and cash equivalents will be insufficient to meet its anticipated cash requirements for at least the next 12 months from the date the consolidated financial statements are issued. The assumptions upon which the Company has based its estimates are routinely evaluated and may be subject to change. The actual amount of the Company’s expenditures will vary depending upon several factors including but not limited to the design, timing, and the progress of the Company’s research and development programs, and the level of financial resources available. The Company can adjust its operating plan spending based on available financial resources.

The Company will need to raise additional capital to continue to fund operations and product research and development. The Company believes that it will be able to obtain additional working capital through equity financings, additional debt, or other arrangements to fund future operations; however, as of the date of these financial statements, no committed funding has been obtained, and there can be no assurance that such additional financing, if available, can be obtained on terms acceptable to the Company. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.